Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Accounts receivable	$ (798)	$ 114
Inventories	(448)	(653)
Prepaid expenses and other	(43)	(39)
Accounts payable	812	160
Accrued salaries and wages	20	58
Other accrued liabilities	250	48
Income taxes (receivable) payable	(115)	123
Changes in operating assets and liabilities	$ (322)	$ (189)